CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Real estate sales taxes	$ 30,105,069	$ 67,023,202	$ 53,185,957
Other comprehensive income, tax effect	$ 0	$ 0	$ 0